Summary Prospectus Supplement	November 16, 2016

Putnam Global Sector Fund
Summary Prospectus dated February 29, 2016

The section Your fund's management is supplemented to reflect that the fund’s portfolio managers are now Sheba Alexander, Isabel Buccellati, Jacquelyne Cavanaugh, Aaron Cooper, Samuel Cox, Neil Desai, Christopher Eitzmann, Vivek Gandhi, Ryan Kauppila, Michael Maguire, David Morgan, Daniel Schiff, Walter Scully, and Di Yao.

Mr. Maguire joined the portfolio team for the fund in November 2016 and is an Analyst.

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